Note 37 - Interest Income and Expense - Average Return On Investments And Average Borrowing Cost Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average Return On Investments Liabilities Line Items
Interest Expenses (Income Statement)	€ 11,537	€ (10,648)	€ 8,761
Deposits From Central Banks And Credit Institutions [Member]
Average Return On Investments Liabilities Line Items
Average Balance	90,619	101,975	99,289
Interest Expenses (Income Statement)	2,212	1,866	1,559
Customer Depositis [Member]
Average Return On Investments Liabilities Line Items
Average Balance	392,057	398,851	366,249
Interest Expenses (Income Statement)	7,007	5,944	4,390
Customers Deposits Euros [Member]
Average Return On Investments Liabilities Line Items
Average Balance	186,261	195,310	187,721
Interest Expenses (Income Statement)	461	766	1,024
Customers Deposits Foreign Currency [Member]
Average Return On Investments Liabilities Line Items
Average Balance	205,796	203,541	178,528
Interest Expenses (Income Statement)	6,546	5,178	3,366
Debt Securities Issued [Member]
Average Return On Investments Liabilities Line Items
Average Balance	84,221	89,876	89,672
Interest Expenses (Income Statement)	1,631	1,738	1,875
Other liabilities [Member]
Average Return On Investments Liabilities Line Items
Average Balance	82,699	89,328	96,049
Interest Expenses (Income Statement)	687	1,101	936
Equity [Member]
Average Return On Investments Liabilities Line Items
Average Balance	54,874	55,616	54,300
Interest Expenses (Income Statement)	0	0	0
Total [Member]
Average Return On Investments Liabilities Line Items
Average Balance	704,471	735,645	705,559
Interest Expenses (Income Statement)	€ 11,537	€ 10,648	€ 8,761